Other Non-Current Assets - Schedule of Other Non-Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Capitalized loan origination fees	$ 83,275		$ 86,409
Intangible assets, net	17,806		16,545
Prepaid royalty	26,187		25,203
VAT receivable	16,181		18,206
Advance payment to non state pension funds	15,934		13,539
Deferred assets from sale and lease back	13,574		13,630
Prepaid bonds	5,252		10,074
Single payment for participation in auction			7,180
Other	5,357		12,959
Total other non-current assets	$ 183,566	[1]	$ 203,745	[1]

[1]	See Note 12